Oct. 01, 2015

AB CAP FUND, INC.

-AB Multi-Manager Alternative Strategies Fund

(the “Fund”)

Supplement dated January 13, 2016 to the Prospectus and Summary Prospectus dated October 1, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of the Fund (the “Prospectuses”)

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At a meeting held on November 3-5, 2015, the Board of Directors of AB Cap Fund, Inc. approved the engagement of One River Asset Management, LLC (“One River”) as a Sub-Adviser to manage a portion of the assets of the Fund using a global macro strategy. AllianceBernstein L.P. (the “Adviser”) expects to allocate a portion of the Fund’s assets to One River in the near future. The information below supplements the Prospectuses as follows:

Accordingly, the section of the Prospectuses titled “Summary Information – AB Multi-Manager Alternative Strategies Fund – Principal Strategies” is supplemented by replacing the sentence after the table listing the Sub-Advisers with the following text:

In addition to the Sub-Advisers listed above, Brigade Capital Management, LP has been approved as a Sub-Adviser using a credit Strategy, and One River Asset Management, LLC has been approved as a Sub-Adviser using a global macro Strategy. The Adviser may allocate a portion of the Fund’s assets to Brigade Capital Management, LP and/or One River Asset Management, LLC in the future.

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Effective as of March 7, 2016, MPAM Credit Trading Partners L.P. ("MPAM") will no longer act as a Sub-Adviser of the Fund. Accordingly, all references to MPAM in the Prospectuses are deleted effective March 7, 2016. MPAM is in the process of liquidating the positions held in the portion of the Fund that it has managed, and the proceeds of such liquidations are being re-allocated to the Fund's other Sub-Advisers as such proceeds become available.